Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Building	$2,986,912	$2,945,951
Transportation vehicles	245,535	216,880
Electronic devices	120,187	101,100
Office furniture and equipment	152,495	145,827
Manufacturing devices	3,396,497	2,771,717
Construction in progress (CIP)	119,050	113,530
Total property and equipment, at cost	7,020,676	6,295,005
Less: accumulated depreciation	(2,658,904)	(2,176,068)
Property and equipment, net	$4,361,772	$4,118,937